Segment Disclosures - Schedule of Information by Operating Segment (Details) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Net sales	$ 4,047,121	$ 7,558,530	$ 21,262,934	$ 6,906,160	$ 8,564,776
Operating loss				(11,950,409)	(14,604,177)
Interest expense				2,458,263	1,342,827
Depreciation and amortization				851,512	808,857
Total assets				9,207,818	16,753,977
Corporate [Member]
Segment Reporting Information [Line Items]
Net sales
Operating loss				(2,622,121)	(3,982,007)
Interest expense				334,609	1,164,641
Depreciation and amortization
Total assets				14,929	606,752
Technology [Member]
Segment Reporting Information [Line Items]
Net sales				3,031,579	2,265,444
Operating loss				(6,772,172)	(11,164,215)
Interest expense				2,123,654	80,986
Depreciation and amortization				262,318	205,498
Total assets				3,366,938	4,720,150
SVC [Member]
Segment Reporting Information [Line Items]
Net sales				3,874,581	6,299,332
Operating loss				(2,556,116)	542,045
Interest expense					97,200
Depreciation and amortization				589,194	603,359
Total assets				$ 5,825,951	$ 11,427,075